Share capital - Free Share Plans (Details)			12 Months Ended
	Jun. 27, 2023 shares € / shares	Mar. 11, 2022 EUR (€) shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			0
Par value per share (euro per share) | € / shares			€ 0.03	€ 0.03
Capital increase | €			€ 0	€ 61,641,000	€ 0
AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	427,110		0	427,110
Number of warrants (BSAs) exercised (in shares)			0	0
AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	439,210		0	439,210
Number of warrants (BSAs) exercised (in shares)			0	0
AGA 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		293,523
Vesting requirements for share-based payment arrangement, holding period		1 year
Vesting requirements for share-based payment arrangement, acquisition period		2 years
Capital increase | €		€ 8,805.69
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			0	866,320
Maximum term of options granted for share-based payment arrangement in the event of death or disability of optionee		6 months
Number of warrants (BSAs) exercised (in shares)			293,523	354,510
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			0	0
Number of warrants (BSAs) exercised (in shares)			0	0
BSA | Kepler Cheuvreux subscription agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants (BSAs) exercised (in shares)			0
Executive Board and Employees | AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	427,110
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements for share-based payment arrangement, holding period	1 year
Vesting requirements for share-based payment arrangement, acquisition period	2 years
Executive Board and Employees | AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	439,210
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements for share-based payment arrangement, holding period	1 year
Vesting requirements for share-based payment arrangement, acquisition period	2 years